Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 24, 2021	Jan. 26, 2021	Jan. 11, 2021	Dec. 31, 2020	Jun. 30, 2020
Shareholders’ Equity
Ordinary shares, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Authorized shares (in shares)	360,000,000				238,653,846
Common stock, shares issued (in shares)	274,436,351				220,318,704	158,431,911
Common stock, shares outstanding (in shares)	273,526,900				218,858,990